Cover Page	Apr. 17, 2026
Cover [Abstract]
Entity Registrant Name	American Woodmark Corporation
Entity Central Index Key	0000794619
Entity Address, Address Line One	561 Shady Elm Road,
Entity Incorporation, State or Country Code	VA
Document Type	8-K
Document Period End Date	Apr. 17, 2026
City Area Code	540
Local Phone Number	665-9100
Entity File Number	000-14798
Entity Tax Identification Number	54-1138147
Entity Address, City or Town	Winchester,
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	22602
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	false